Earnings per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings/ (Loss) per Common Share [Abstract]
Potential common shares	9,267,640	9,176,000	9,176,000